INCOME TAXES	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Income Taxes
INCOME TAXES

9. INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of December 31, 2012, the Company had net operating loss carry forwards of approximately $1,515,294 that may be available to reduce future years' taxable income through 2028. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

6.  INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of March 31, 2012, the Company had net operating loss carry forwards of approximately $1,431,515 that may be available to reduce future years' taxable income through 2028. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.